LOANS AND PAYMENT PLAN RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2012
LOANS AND PAYMENT PLAN RECEIVABLES [Abstract]
Loan portfolios
Our loan portfolios at December 31 follow:

	2012	2011
	(In thousands)
Real estate(1)
Residential first mortgages	$468,636	$530,969
Residential home equity and other junior mortgages	121,235	150,127
Construction and land development	56,183	59,136
Other(2)	434,336	446,980
Commercial	132,904	150,633
Consumer	117,077	119,106
Payment plan receivables	84,692	115,018
Agricultural	4,076	4,639
Total loans	$1,419,139	$1,576,608

(1)	Includes both residential and non-residential commercial loans secured by real estate.
(2)	Includes loans secured by multi-family residential and non-farm, non-residential property.

Analysis of allowance for loan losses by portfolio segment
An analysis of the allowance for loan losses by portfolio segment for the years ended December 31, follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables	Unallocated	Total
	(In thousands)
2012
Balance at beginning of period	$18,183	$22,885	$6,146	$197	$11,473	$58,884
Additions (deductions)
Provision for loan losses	2,351	7,778	15	(3)	(3,254)	6,887
Recoveries credited to allowance	3,610	1,581	1,311	20	-	6,522
Loans charged against the allowance	(12,588)	(10,741)	(4,009)	(70)	-	(27,408)
Reclassification to loans held for sale	(154)	(56)	(85)	-	(315)	(610)
Balance at end of period	$11,402	$21,447	$3,378	$144	$7,904	$44,275

2011
Balance at beginning of period	$23,836	$22,642	$6,769	$389	$14,279	$67,915
Additions (deductions)
Provision for loan losses	12,988	14,410	3,365	(11)	(2,806)	27,946
Recoveries credited to allowance	1,850	1,441	1,451	5	-	4,747
Loans charged against the allowance	(20,491)	(15,608)	(5,439)	(186)	-	(41,724)
Balance at end of period	$18,183	$22,885	$6,146	$197	$11,473	$58,884

2010
Balance at beginning of period	$41,259	$18,434	$6,404	$754	$14,866	$81,717
Additions (deductions)
Provision for loan losses	17,716	23,316	6,616	(296)	(587)	46,765
Recoveries credited to allowance	969	1,155	1,475	13	-	3,612
Loans charged against the allowance	(36,108)	(20,263)	(7,726)	(82)	-	(64,179)
Balance at end of period	$23,836	$22,642	$6,769	$389	$14,279	$67,915

Allowance for loan losses and recorded investment in loans by portfolio segment
Allowance for loan losses and recorded investment in loans by portfolio segment at December 31 follows:

				Payment
				Plan
	Commercial	Mortgage	Installment	Receivables	Unallocated	Total
	(In thousands)
2012
Allowance for loan losses:
Individually evaluated for impairment	$6,558	$12,869	$1,582	$-	$-	$21,009
Collectively evaluated for impairment	4,844	8,578	1,796	144	7,904	23,266
Total ending allowance balance	$11,402	$21,447	$3,378	$144	$7,904	$44,275

Loans
Individually evaluated for impairment	$55,634	$88,028	$7,505	$-		$151,167
Collectively evaluated for impairment	563,316	441,703	183,090	84,692		1,272,801
Total loans recorded investment	618,950	529,731	190,595	84,692		1,423,968
Accrued interest included in recorded investment	1,692	2,391	746	-		4,829
Total loans	$617,258	$527,340	$189,849	$84,692		$1,419,139

2011
Allowance for loan losses:
Individually evaluated for impairment	$10,252	$10,285	$1,762	$-	$-	$22,299
Collectively evaluated for impairment	7,931	12,600	4,384	197	11,473	36,585
Total ending allowance balance	$18,183	$22,885	$6,146	$197	$11,473	$58,884

Loans
Individually evaluated for impairment	$58,674	$93,702	$7,554	$-		$159,930
Collectively evaluated for impairment	594,665	499,919	212,907	115,018		1,422,509
Total loans recorded investment	653,339	593,621	220,461	115,018		1,582,439
Accrued interest included in recorded investment	2,184	2,745	902	-		5,831
Total loans	$651,155	$590,876	$219,559	$115,018		$1,576,608

Non-performing loans
Non-performing loans at December 31 follows:

	2012	2011
	(In thousands)
Non-accrual loans	$32,929	$59,309
Loans 90 days or more past due and still accruing interest	7	574
Total non-performing loans	$32,936	$59,883

Loans on non-accrual status and past due more than 90 days
Non performing loans by class as of December 31, follows:

	90+ and		Total Non-
	Still	Non-	Performing
	Accruing	Accrual	Loans
	(In thousands)
2012
Commercial
Income producing - real estate	$-	$5,611	$5,611
Land, land development and construction - real estate	-	4,062	4,062
Commercial and industrial	-	5,080	5,080
Mortgage
1-4 family	7	9,654	9,661
Resort lending	-	4,861	4,861
Home equity line of credit - 1st lien	-	529	529
Home equity line of credit - 2nd lien	-	685	685
Installment
Home equity installment - 1st lien	-	1,278	1,278
Home equity installment - 2nd lien	-	675	675
Loans not secured by real estate	-	390	390
Other	-	-	-
Payment plan receivables
Full refund	-	57	57
Partial refund	-	38	38
Other	-	9	9
Total recorded investment	$7	$32,929	$32,936
Accrued interest included in recorded investment	$-	$-	$-
2011
Commercial
Income producing - real estate	$490	$13,788	$14,278
Land, land development and construction - real estate	43	6,990	7,033
Commercial and industrial	-	7,984	7,984
Mortgage
1-4 family	54	15,929	15,983
Resort lending	-	8,819	8,819
Home equity line of credit - 1st lien	-	523	523
Home equity line of credit - 2nd lien	-	889	889
Installment
Home equity installment - 1st lien	-	1,542	1,542
Home equity installment - 2nd lien	-	1,023	1,023
Loans not secured by real estate	-	880	880
Other	-	4	4
Payment plan receivables
Full refund	-	491	491
Partial refund	-	424	424
Other	-	23	23
Total recorded investment	$587	$59,309	$59,896
Accrued interest included in recorded investment	$13	$-	$13

Aging analysis of loans by class
An aging analysis of loans by class at December 31 follows:

	Loans Past Due				Loans not	Total
	30-59 days	60-89 days	90+ days	Total	Past Due	Loans
	(In thousands)
2012
Commercial
Income producing - real estate	$3,734	$609	$2,826	$7,169	$215,623	$222,792
Land, land development and construction - real estate	336	-	1,176	1,512	41,750	43,262
Commercial and industrial	2,522	654	1,913	5,089	347,807	352,896
Mortgage
1-4 family	4,429	1,115	9,661	15,205	279,132	294,337
Resort lending	748	370	4,861	5,979	164,414	170,393
Home equity line of credit - 1st lien	453	51	529	1,033	18,003	19,036
Home equity line of credit - 2nd lien	442	32	685	1,159	44,806	45,965
Installment
Home equity installment - 1st lien	599	140	1,278	2,017	30,368	32,385
Home equity installment - 2nd lien	430	125	675	1,230	38,956	40,186
Loans not secured by real estate	899	259	390	1,548	113,751	115,299
Other	24	12	-	36	2,689	2,725
Payment plan receivables
Full refund	2,249	552	57	2,858	77,335	80,193
Partial refund	112	46	38	196	4,119	4,315
Other	3	6	9	18	166	184
Total recorded investment	$16,980	$3,971	$24,098	$45,049	$1,378,919	$1,423,968
Accrued interest included in recorded investment	$146	$43	$-	$189	$4,640	$4,829

2011
Commercial
Income producing - real estate	$1,701	$937	$6,408	$9,046	$264,620	$273,666
Land, land development and construction - real estate	487	66	2,720	3,273	51,453	54,726
Commercial and industrial	1,861	1,132	3,516	6,509	318,438	324,947
Mortgage
1-4 family	3,507	1,418	15,983	20,908	294,771	315,679
Resort lending	2,129	932	8,819	11,880	184,943	196,823
Home equity line of credit - 1st lien	96	196	523	815	24,705	25,520
Home equity line of credit - 2nd lien	506	159	889	1,554	54,045	55,599
Installment
Home equity installment - 1st lien	757	264	1,542	2,563	41,239	43,802
Home equity installment - 2nd lien	676	365	1,023	2,064	51,224	53,288
Loans not secured by real estate	1,173	463	880	2,516	117,661	120,177
Other	36	10	4	50	3,144	3,194
Payment plan receivables
Full refund	2,943	951	491	4,385	99,284	103,669
Partial refund	380	200	424	1,004	9,918	10,922
Other	23	24	23	70	357	427
Total recorded investment	$16,275	$7,117	$43,245	$66,637	$1,515,802	$1,582,439
Accrued interest included in recorded investment	$160	$105	$13	$278	$5,553	$5,831

Impaired loans
Impaired loans are as follows :

	2012	2011
	(In thousands)
Impaired loans with no allocated allowance
TDR	$25,501	$26,945
Non - TDR	418	423
Impaired loans with an allocated allowance
TDR - allowance based on collateral	16,231	20,142
TDR - allowance based on present value cash flow	101,931	98,130
Non - TDR - allowance based on collateral	6,580	13,773
Non - TDR - allowance based on present value cash flow	-	-
Total impaired loans	$150,661	$159,413

Amount of allowance for loan losses allocated
TDR - allowance based on collateral	$5,060	$6,004
TDR - allowance based on present value cash flow	14,462	12,048
Non - TDR - allowance based on collateral	1,487	4,247
Non - TDR - allowance based on present value cash flow	-	-
Total amount of allowance for loan losses allocated	$21,009	$22,299

Impaired loans by class as of December 31, are as follows (1):

	2012			2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:	(In thousands)
Commercial
Income producing - real estate	$4,050	$4,672	$-	$4,626	$6,386	$-
Land, land development & construction-real estate	3,304	3,294	-	219	243	-
Commercial and industrial	2,611	2,592	-	3,593	3,677	-
Mortgage
1-4 family	5,666	7,921	-	6,975	9,242	-
Resort lending	5,383	5,539	-	7,156	7,680	-
Home equity line of credit - 1st lien	15	31	-	-	-	-
Home equity line of credit - 2nd lien	43	118	-	134	211	-
Installment
Home equity installment - 1st lien	2,027	2,219	-	2,100	2,196	-
Home equity installment - 2nd lien	2,278	2,278	-	1,987	1,987	-
Loans not secured by real estate	610	681	-	637	688	-
Other	20	20	-	24	24	-
	26,007	29,365	-	27,451	32,334	-
With an allowance recorded:
Commercial
Income producing - real estate	20,628	24,250	1,822	22,781	29,400	3,642
Land, land development & construction-real estate	8,808	11,971	1,986	12,362	14,055	3,633
Commercial and industrial	16,233	18,564	2,750	15,093	18,357	2,977
Mortgage
1-4 family	58,494	60,497	8,518	61,214	63,464	7,716
Resort lending	18,380	18,621	4,321	18,159	19,351	2,534
Home equity line of credit - 1st lien	47	46	30	64	73	35
Home equity line of credit - 2nd lien	-	-	-	-	-	-
Installment
Home equity installment - 1st lien	1,215	1,240	610	1,232	1,293	660
Home equity installment - 2nd lien	1,161	1,174	930	1,421	1,458	1,062
Loans not secured by real estate	194	194	42	153	156	40
Other	-	-	-	-	-	-
	125,160	136,557	21,009	132,479	147,607	22,299
Total
Commercial
Income producing - real estate	24,678	28,922	1,822	27,407	35,786	3,642
Land, land development & construction-real estate	12,112	15,265	1,986	12,581	14,298	3,633
Commercial and industrial	18,844	21,156	2,750	18,686	22,034	2,977
Mortgage
1-4 family	64,160	68,418	8,518	68,189	72,706	7,716
Resort lending	23,763	24,160	4,321	25,315	27,031	2,534
Home equity line of credit - 1st lien	62	77	30	64	73	35
Home equity line of credit - 2nd lien	43	118	-	134	211	-
Installment
Home equity installment - 1st lien	3,242	3,459	610	3,332	3,489	660
Home equity installment - 2nd lien	3,439	3,452	930	3,408	3,445	1,062
Loans not secured by real estate	804	875	42	790	844	40
Other	20	20	-	24	24	-
Total	$151,167	$165,922	$21,009	$159,930	$179,941	$22,299

Accrued interest included in recorded investment	$506			$517

(1)	There were no impaired payment plan receivables at December 31, 2012 or 2011.

Average recorded investment in and interest income earned on impaired loans by class for the years ended December 31, follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:	(In thousands)
Commercial
Income producing - real estate	$2,981	$166	$3,170	$170
Land, land development & construction-real estate	2,549	150	613	35
Commercial and industrial	3,526	246	2,874	70
Mortgage
1-4 family	6,952	239	8,566	299
Resort lending	6,148	220	7,751	330
Home equity line of credit - 1st lien	10	-	-	-
Home equity line of credit - 2nd lien	62	3	118	4
Installment
Home equity installment - 1st lien	1,961	97	1,955	96
Home equity installment - 2nd lien	2,093	111	2,014	93
Loans not secured by real estate	549	30	598	31
Other	22	2	15	2
	26,853	1,264	27,674	1,130
With an allowance recorded:
Commercial
Income producing - real estate	23,508	571	18,812	117
Land, land development & construction-real estate	10,305	183	9,828	114
Commercial and industrial	17,828	467	11,501	352
Mortgage
1-4 family	59,533	2,613	62,811	2,692
Resort lending	18,360	780	21,750	734
Home equity line of credit - 1st lien	55	2	32	2
Home equity line of credit - 2nd lien	19	-	9	-
Installment
Home equity installment - 1st lien	1,432	50	1,408	60
Home equity installment - 2nd lien	1,325	51	1,466	66
Loans not secured by real estate	221	10	168	6
Other	-	-	-	-
	132,586	4,727	127,785	4,143
Total
Commercial
Income producing - real estate	26,489	737	21,982	287
Land, land development & construction-real estate	12,854	333	10,441	149
Commercial and industrial	21,354	713	14,375	422
Mortgage
1-4 family	66,485	2,852	71,377	2,991
Resort lending	24,508	1,000	29,501	1,064
Home equity line of credit - 1st lien	65	2	32	2
Home equity line of credit - 2nd lien	81	3	127	4
Installment
Home equity installment - 1st lien	3,393	147	3,363	156
Home equity installment - 2nd lien	3,418	162	3,480	159
Loans not secured by real estate	770	40	766	37
Other	22	2	15	2
Total	$159,439	$5,991	$155,459	$5,273

(1)	There were no impaired payment plan receivables during the years ending December 31, 2012 and 2011.

Troubled debt restructurings
Troubled debt restructurings at December 31 follow:

	2012
	Commercial	Retail		Total
	(In thousands)
Performing TDR's	$40,753	$85,977		$126,730
Non-performing TDR's(1)	7,756	9,177	(2)	16,933
Total	$48,509	$95,154		$143,663

	2011
	Commercial	Retail		Total
	(In thousands)
Performing TDR's	$29,799	$86,770		$116,569
Non-performing TDR's(1)	14,567	14,081	(2)	28,648
Total	$44,366	$100,851		$145,217

(1)	Included in non-performing loans table above.
(2)	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

Troubled debt restructuring during the period
Loans that have been classified as troubled debt restructurings during the years ended December 31 follows:

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
2012	(Dollars in thousands)
Commercial
Income producing - real estate	20	$9,464	$8,568
Land, land development & construction-real estate	9	4,800	4,858
Commercial and industrial	50	9,951	7,905
Mortgage
1-4 family	66	8,900	8,488
Resort lending	31	7,750	7,514
Home equity line of credit - 1st lien	1	15	-
Home equity line of credit - 2nd lien	-	-	-
Installment
Home equity installment - 1st lien	18	666	632
Home equity installment - 2nd lien	24	784	768
Loans not secured by real estate	13	325	304
Other	-	-	-
Total	232	$42,655	$39,037

2011
Commercial
Income producing - real estate	42	$21,061	$17,679
Land, land development & construction-real estate	20	10,801	7,464
Commercial and industrial	64	11,133	10,649
Mortgage
1-4 family	73	9,933	9,423
Resort lending	33	8,893	8,749
Home equity line of credit - 1st lien	2	69	64
Home equity line of credit - 2nd lien	1	23	18
Installment
Home equity installment - 1st lien	21	678	618
Home equity installment - 2nd lien	16	535	514
Loans not secured by real estate	26	455	442
Other	-	-	-
Total	298	$63,581	$55,620

Troubled debt restructuring during the past twelve months that subsequently defaulted
Loans that have been classified as troubled debt restructured during the past twelve months and that have subsequently defaulted during the years ended December 31 follows:

	Number of Contracts	Recorded Balance
2012	(Dollars in thousands)
Commercial
Income producing - real estate	2	$827
Land, land development & construction-real estate	-	-
Commercial and industrial	5	230
Mortgage
1-4 family	2	148
Resort lending	4	887
Home equity line of credit - 1st lien	-	-
Home equity line of credit - 2nd lien	-	-
Installment
Home equity installment - 1st lien	2	234
Home equity installment - 2nd lien	1	20
Loans not secured by real estate	-	-
Other	-	-
	16	$2,346

2011
Commercial
Income producing - real estate	7	$3,604
Land, land development & construction-real estate	4	3,036
Commercial and industrial	2	492
Mortgage
1-4 family	10	1,191
Resort lending	6	1,311
Home equity line of credit - 1st lien	-	-
Home equity line of credit - 2nd lien	-	-
Installment
Home equity installment - 1st lien	1	19
Home equity installment - 2nd lien	5	301
Loans not secured by real estate	-	-
Other	-	-
	35	$9,954

Summary of loan ratings by loan class
The following table summarizes loan ratings by loan class for our commercial loan segment at December 31:

	Commercial
			Substandard	Non-
	Non-watch	Watch	Accrual	Accrual
	1-6	7-8	9	10-11	Total
	(In thousands)
2012
Income producing - real estate	$183,530	$27,096	$6,555	$5,611	$222,792
Land, land development and construction - real estate	32,784	3,457	2,959	4,062	43,262
Commercial and industrial	307,566	26,954	13,296	5,080	352,896
Total	$523,880	$57,507	$22,810	$14,753	$618,950
Accrued interest included in total	$1,417	$163	$112	$-	$1,692

2011
Income producing - real estate	$201,655	$52,438	$5,785	$13,788	$273,666
Land, land development and construction - real estate	33,515	9,421	4,800	6,990	54,726
Commercial and industrial	275,245	27,783	13,935	7,984	324,947
Total	$510,415	$89,642	$24,520	$28,762	$653,339
Accrued interest included in total	$1,677	$381	$126	$-	$2,184

For each of our mortgage and consumer segment classes we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated at least annually. The following table summarizes credit scores by loan class for our mortgage and installment loan segments at December 31:

	Mortgage (1)
			Home	Home
		Resort	Equity	Equity
	1-4 Family	Lending	1st Lien	2nd Lien	Total
	(In thousands)
2012
800 and above	$19,638	$15,430	$3,031	$5,515	$43,614
750-799	62,419	67,094	4,758	12,783	147,054
700-749	59,594	41,860	3,293	9,177	113,924
650-699	57,584	17,685	2,309	7,987	85,565
600-649	31,465	12,317	3,311	4,775	51,868
550-599	27,739	7,887	964	2,754	39,344
500-549	20,243	1,212	656	1,997	24,108
Under 500	9,470	1,637	456	789	12,352
Unknown	6,185	5,271	258	188	11,902
Total	$294,337	$170,393	$19,036	$45,965	$529,731
Accrued interest included in total	$1,319	$750	$91	$231	$2,391

2011
800 and above	$26,509	$17,345	$4,062	$6,317	$54,233
750-799	63,746	76,381	8,058	16,892	165,077
700-749	55,047	53,210	4,280	12,131	124,668
650-699	54,579	21,579	2,854	7,909	86,921
600-649	40,977	12,750	2,485	5,066	61,278
550-599	29,732	10,698	1,547	3,466	45,443
500-549	28,573	3,716	1,615	2,758	36,662
Under 500	12,434	565	539	886	14,424
Unknown	4,082	579	80	174	4,915
Total	$315,679	$196,823	$25,520	$55,599	$593,621
Accrued interest included in total	$1,404	$928	$123	$290	$2,745

	Installment(1)
	Home	Home	Loans not
	Equity	Equity	Secured by
	1st Lien	2nd Lien	Real Estate	Other	Total
	(In thousands)
2012
800 and above	$3,909	$3,265	$19,293	$38	$26,505
750-799	7,394	11,300	43,740	462	62,896
700-749	4,884	8,826	24,267	786	38,763
650-699	5,925	7,164	13,758	710	27,557
600-649	4,360	4,214	6,442	367	15,383
550-599	3,226	2,716	3,428	188	9,558
500-549	1,722	1,403	2,154	114	5,393
Under 500	760	1,195	895	42	2,892
Unknown	205	103	1,322	18	1,648
Total	$32,385	$40,186	$115,299	$2,725	$190,595
Accrued interest included in total	$137	$157	$429	$23	$746

2011
800 and above	$5,466	$5,047	$18,245	$70	$28,828
750-799	11,651	16,475	41,501	572	70,199
700-749	6,899	10,693	23,174	883	41,649
650-699	7,144	8,407	15,646	673	31,870
600-649	4,943	5,412	7,599	434	18,388
550-599	3,435	3,221	4,573	270	11,499
500-549	3,021	3,145	3,011	183	9,360
Under 500	1,160	854	1,391	50	3,455
Unknown	83	34	5,037	59	5,213
Total	$43,802	$53,288	$120,177	$3,194	$220,461
Accrued interest included in total	$176	$208	$489	$29	$902

(1)	Credit scores have been updated within the last twelve months.

Mepco is a wholly-owned subsidiary of our Bank that operates a vehicle service contract payment plan business throughout the United States. See note #11 for more information about Mepco's business. As of December 31, 2012, approximately 94.7% of Mepco's outstanding payment plan receivables relate to programs in which a third party insurer or risk retention group is obligated to pay Mepco the full refund owing upon cancellation of the related service contract (including with respect to both the portion funded to the service contract seller and the portion funded to the administrator). These receivables are shown as "Full Refund" in the table below. Another approximately 5.1% of Mepco's outstanding payment plan receivables as of December 31, 2012, relate to programs in which a third party insurer or risk retention group is obligated to pay Mepco the refund owing upon cancellation only with respect to the unearned portion previously funded by Mepco to the administrator (but not to the service contract seller). These receivables are shown as "Partial Refund" in the table below. The balance of Mepco's outstanding payment plan receivables relate to programs in which there is no insurer or risk retention group that has any contractual liability to Mepco for any portion of the refund amount. These receivables are shown as "Other" in the table below. For each class of our payment plan receivables we monitor credit ratings of the counterparties as we evaluate the credit quality of this portfolio.

Although Mepco has contractual recourse against various counterparties for refunds owing upon cancellation of vehicle service contracts, please see note #11 regarding certain risks and difficulties associated with collecting these refunds.

The following table summarizes credit ratings by class of payment plan receivable at December 31:

	Payment Plan Receivables
	Full	Partial
	Refund	Refund	Other	Total
	(In thousands)
2012
AM Best rating
A+	$-	$-	$110	$110
A	24,825	3,916	-	28,741
A-	19,310	399	-	19,709
B+	56	-	-	56
B	-	-	-	-
Not rated	36,002	-	74	36,076
Total	$80,193	$4,315	$184	$84,692

2011
AM Best rating
A+	$-	$118	$7	$125
A	32,461	165	269	32,895
A-	27,056	10,639	-	37,695
B+	1,390	-	-	1,390
B	-	-	-	-
Not rated	42,762	-	151	42,913
Total	$103,669	$10,922	$427	$115,018

Other mortgage loans service's principal balances
Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at year end are as follows:

	2012	2011
	(In thousands)
Mortgage loans serviced for :
Fannie Mae	$948,588	$895,510
Freddie Mac	805,447	882,401
Other	123	154
Total	$1,754,158	$1,778,065

Schedule of capitalized mortgage loan servicing rights
An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2012	2011	2010
	(In thousands)
Balance at beginning of year	$11,229	$14,661	$15,273
Originated servicing rights capitalized	4,006	2,967	4,158
Amortization	(4,679)	(3,065)	(3,862)
Change in valuation allowance	457	(3,334)	(908)
Balance at end of year	$11,013	$11,229	$14,661
Valuation allowance	$6,087	$6,544	$3,210
Loans sold and serviced that have had servicing rights capitalized	$1,751,960	$1,774,952	$1,764,317